Business Combination and Reverse Recapitalization	12 Months Ended
Dec. 31, 2025
Business Combination and Reverse Recapitalization [Abstract]
BUSINESS COMBINATION AND REVERSE RECAPITALIZATION

NOTE 3 — BUSINESS COMBINATION AND REVERSE RECAPITALIZATION

a.	Pure Logistics’ acquisition

On March 10, 2025, the Company and Smart Pro entered into a definitive agreement to acquire Pure Logistics, a New Jersey limited liability company that operates a strategically located logistics center in New Jersey. On March 18, 2025, the acquisition closed, and Smart Pro acquired all of the issued and outstanding equity interests of Pure Logistics. As consideration for the acquisition, Smart Pro paid $2,347 in cash at the closing and an additional amount of $500 in the aggregate (the “Deferred Payment”) to be repaid through promissory notes (the “Pure Logistics Promissory Notes”). The Pure Logistics Promissory Notes bore annual interest of 9% and on July 1, 2025, the Company settled the Deferred Payment in full.

The following table summarizes the fair value of the consideration paid to acquire Pure Logistics as of March 18, 2025 (in thousands):

March 18, 2025
Cash paid	2,347
Deferred Payment	475
Total purchase price	2,822

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed in connection with the acquisition of Pure Logistics as of March 18, 2025 (in thousands):

March 18, 2025
Working capital (*)	587
Property and equipment, net	205
Operating lease right-of-use assets	6,024
Operating lease liabilities	(5,742)
Deferred tax liability	(579)

Intangible assets:
Customer relationships	1,376
Fair value of acquired identifiable assets	1,871
Purchase price	2,822
Goodwill	951

(*)	Working capital includes cash and cash equivalents, trade receivables, other receivables, trade payables, and other payables.
b.	Fort reverse recapitalization

On February 6, 2025, the Company entered into a share purchase agreement (the “SPA”) pursuant to which, on July 7, 2025 (the “Closing Date”), Impact Acquisitions Corp. (a public shell company incorporated under the Business Corporations Act (British Columbia)) acquired all of the issued and outstanding shares of Fort (the “Transaction”). In connection with the closing, Impact Acquisitions Corp. changed its name to Fort Technology Inc.

Pursuant to the SPA, the Company received 7,142,857 common shares of Fort Technology and is eligible to receive up to an additional 4,714,287 common shares upon the achievement of specified milestones (the “Contingent Right Shares”). As of the Closing Date, the Company held approximately 75.02% of the outstanding common shares (or up to 83.29% assuming issuance of all Contingent Right Shares).

Fort Technology will issue to the Company additional common shares upon the achievement of the Contingent Right Shares milestones as follows:

i.	1,571,429 common shares upon the completion of a transaction resulting in the listing of Fort Technology securities on the New York Stock Exchange, the Nasdaq Stock Market LLC, or another U.S. national securities exchange, if completed within 24 months from the closing date,

ii.	1,571,429 common shares upon the successful capital raising by Fort Technology, within 48 months of the closing date, in equity and/or debt financing totaling at least $8 million,

iii.	1,571,429 common shares upon Fort Technology reaching annual revenues of at least $15 million by December 31, 2028, as reflected in its audited financial statements.

The Transaction was accounted for as a reverse recapitalization in accordance with ASC 805, Business Combinations. Fort was determined to be the accounting acquirer based primarily on the Company’s continuing controlling financial interest and the composition of the post-transaction governing body and senior management. Accordingly, the Transaction was accounted for as a capital transaction.

Because the legal acquirer (Fort Technology) did not meet the definition of a business, the identifiable assets acquired and liabilities assumed of Fort Technology were recognized at their historical carrying amounts. No goodwill or other intangible assets were recognized as a result of the Transaction.

The Contingent Right Shares are issuable upon achievement of specified milestones and are required to be settled in a fixed number of common shares with no cash settlement or other variable settlement provisions. The Company evaluated the Contingent Right Shares under ASC 815-40, “Derivatives and Hedging—Contracts in Entity’s Own Equity”, and ASC 480, “Distinguishing Liabilities from Equity”, and concluded that the Contingent Right Shares are classified in equity. Accordingly, the Contingent Right Shares are not subsequently remeasured. Changes in the Company’s ownership interest in Fort that do not result in a loss of control are accounted for as equity transaction and recorded in transactions with noncontrolling interests. The noncontrolling interest was measured as the proportionate share of the accounting acquirer’s pre-Transaction equity.

On December 24, 2025, Fort Technology entered into a debt settlement agreement with the Company. Pursuant to the agreement, On December 31, 2025, Fort Technology issued 1,700,801 common shares to the Company with an aggregate fair value of $2,463, in settlement of a portion of related parties balance owed to the Company. As of December 31, the Company holds 71.5% of Fort Technology’s common shares.